Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - Employee Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Beginning of year	3,879,077	4,856,356	5,858,848
Add (deduct):
Granted	1,629,534	1,835,145	1,876,109
Vested	(1,861,442)	(2,691,337)	(2,811,070)
Forfeited	(76,898)	(121,087)	(67,531)
End of year	3,570,271	3,879,077	4,856,356
Weighted Average Grant Date Fair Value
Beginning of year	$ 48.28	$ 38.56	$ 30.47
Granted	55.28	49.61	45.55
Vested	36.19	31.85	26.41
Forfeited	52.79	43.98	36.10
End of year	$ 57.68	$ 48.28	$ 38.56
Unrecognized compensation cost related to unvested equity awards	$ 102.1
Period of recognition of compensation expense related to unvested equity awards	2 years 3 months 18 days
Dividend Equivalent Units
Add (deduct):
Granted	144,389	210,159	144,688
Weighted Average Grant Date Fair Value
Granted	$ 0	$ 0	$ 0
Performance Shares
Weighted Average Grant Date Fair Value
Target shares	707,293
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Expected To Vest Number	1,658,308